Subsequent Events (Details Narrative) - Purchase Agreement [Member] - Cavalry Fund I LP [Member] - USD ($)		6 Months Ended
	Jul. 10, 2019	Jun. 30, 2019
Number of shares sold		2,131,461
Proceeds from sale of stock		$ 685,006
Subsequent Event [Member]
Number of shares sold	1,092,308
Proceeds from sale of stock	$ 318,105